UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 6, 2012


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    132

Form 13F Information Table Value total: $555,975 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      226    10000 SH       SOLE                                      10000
3M Company                     COM              88579y101     1146    12793 SH       SOLE                                      12793
AT&T, Inc.                     COM              00206R102     6559   183923 SH       SOLE                                     183923
Abbott Laboratories            COM              002824100      501     7773 SH       SOLE                                       7773
Accenture Ltd                  COM              g1151c101    12989   216165 SH       SOLE                                     216165
Agnico Eagle Mines Ltd.        COM              008474108      202     5000 SH       SOLE                                       5000
AllState Corp.                 COM              020002101      343     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     2156    62400 SH       SOLE                                      62400
American Express Co.           COM              025816109      503     8641 SH       SOLE                                       8641
American Int'l Group           COM              026874107      393    12238 SH       SOLE                                      12238
Amgen Inc.                     COM              031162100      972    13337 SH       SOLE                                      13337
Apache Corp.                   COM              037411105     8823   100383 SH       SOLE                                     100383
Apple Computer                 COM              037833100     1910     3270 SH       SOLE                                       3270
Automatic Data Processing      COM              053015103      308     5531 SH       SOLE                                       5531
Banco LatinoAmericano          COM              P16994132    16051   749000 SH       SOLE                                     749000
BankAmerica Corp.              COM              060505104      141    17262 SH       SOLE                                      17262
Belo Corporation               COM              080555105      174    27000 SH       SOLE                                      27000
Berkshire Hathaway 'A'         COM              084670108     1374       11 SH       SOLE                                         11
Berkshire Hathaway 'B'         COM              084670702      475     5700 SH       SOLE                                       5700
Berkshire Hathaway 'B'         COM              084670702    51670   620065 SH       SOLE                                     620065
Berry Petroleum Cl A           COM              085789105     6068   153000 SH       SOLE                                     153000
Bristol Myers Squibb           COM              110122108     1370    38103 SH       SOLE                                      38103
Brookdale Sr Living Inc        COM              112463104     2750   154995 SH       SOLE                                     154995
Campbell Soup Co.              COM              134429109     4032   120800 SH       SOLE                                     120800
Caterpillar Inc.               COM              149123101     4286    50475 SH       SOLE                                      50475
Chesapeake Energy              COM              165167107    10423   560400 SH       SOLE                                     560400
Chevron Corp.                  COM              166764100     1847    17507 SH       SOLE                                      17507
Cisco Systems Inc.             COM              17275R102     4240   246917 SH       SOLE                                     246917
Coca Cola Co.                  COM              191216100     2839    36309 SH       SOLE                                      36309
Comcast Corp. Special Class A  COM              20030n200      776    24705 SH       SOLE                                      24705
Computer Sciences Corp.        COM              205363104      773    31146 SH       SOLE                                      31146
ConocoPhillips                 COM              20825c104      310     5539 SH       SOLE                                       5539
Corrections Corp Amer          COM              22025y407    20291   688997 SH       SOLE                                     688997
Covidien Ltd                   COM              g2554f113      377     7055 SH       SOLE                                       7055
Credo Petroleum                COM              225439207      492    34000 SH       SOLE                                      34000
DIRECTV Ser A                  COM              25490A101     1271    26042 SH       SOLE                                      26042
Darden  Restaurants, Inc.      COM              237194105      253     5000 SH       SOLE                                       5000
Dentsply Intl Inc              COM              249030107     1583    41872 SH       SOLE                                      41872
Dominion Resources, Inc.       COM              25746u109     1334    24697 SH       SOLE                                      24697
Duke Energy Corp.              COM              26441c204     3831   166135 SH       SOLE                                     166135
E. I. Dupont de Nemours & Co.  COM              263534109      254     5013 SH       SOLE                                       5013
Eaton Corp.                    COM              278058102      286     7210 SH       SOLE                                       7210
Exxon Mobil Corp.              COM              30231G102    16034   187373 SH       SOLE                                     187373
Fairfax Financial Hld          COM              303901102    67182   171513 SH       SOLE                                     171513
FedEx Corp.                    COM              31428X106     2855    31165 SH       SOLE                                      31165
Gannett Co. Inc.               COM              364730101     8924   605813 SH       SOLE                                     605813
General Electric Co.           COM              369604103     5607   269048 SH       SOLE                                     269048
General Mills Inc.             COM              370334104     1561    40491 SH       SOLE                                      40491
Google Inc Class A             COM              38259P508      405      699 SH       SOLE                                        699
HCA Holdings, Inc.             COM              40412C101    11437   375859 SH       SOLE                                     375859
HCC Ins Hldgs                  COM              404132102     4655   148235 SH       SOLE                                     148235
HCP Inc                        COM              40414L109     3907    88500 SH       SOLE                                      88500
Halliburton Inc.               COM              406216101     5014   176604 SH       SOLE                                     176604
HealthStream Inc.              COM              42222n103      354    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103      318    15800 SH       SOLE                                      15800
Home Depot Inc.                COM              437076102     4045    76330 SH       SOLE                                      76330
Honeywell International Inc.   COM              438516106      621    11125 SH       SOLE                                      11125
Intel Corp.                    COM              458140100     7574   284216 SH       SOLE                                     284216
International Business Machine COM              459200101    10380    53074 SH       SOLE                                      53074
J. P. Morgan Chase & Co. Inc.  COM              46625h100      466    13045 SH       SOLE                                      13045
Johnson & Johnson              COM              478160104     8128   120309 SH       SOLE                                     120309
Kraft Inc.                     COM              50075n104     9439   244401 SH       SOLE                                     244401
L-3 Communications             COM              502424104      311     4200 SH       SOLE                                       4200
Leucadia Natl Corp             COM              527288104     1247    58628 SH       SOLE                                      58628
Level 3 Commun                 COM              52729N308    12569   567460 SH       SOLE                                     567460
Liberty Media Corp.            COM              530322106      233     2648 SH       SOLE                                       2648
Loews Corp.                    COM              540424108    17714   433008 SH       SOLE                                     433008
Lowes Companies                COM              548661107     3150   110749 SH       SOLE                                     110749
McCormick                      COM              579780206      940    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     2403    27145 SH       SOLE                                      27145
Mead Johnson Nutrition         COM              582839106      455     5647 SH       SOLE                                       5647
Media General                  COM              584404107       92    19896 SH       SOLE                                      19896
Medtronic Inc.                 COM              585055106     2861    73883 SH       SOLE                                      73883
Merck & Company Inc.           COM              58933y105     4571   109490 SH       SOLE                                     109490
Microsoft Corp.                COM              594918104     5944   194314 SH       SOLE                                     194314
National Health Invstrs        COM              63633d104    14008   275099 SH       SOLE                                     275099
National Healthcare            COM              635906100      626    13833 SH       SOLE                                      13833
Newmont Mining Corp            COM              651639106      708    14599 SH       SOLE                                      14599
News Corp. Ltd. Cl A           COM              65248e104      615    27570 SH       SOLE                                      27570
News Corp. Ltd. Cl B           COM              65248e203     2363   104914 SH       SOLE                                     104914
Novartis AG                    COM              66987v109      438     7840 SH       SOLE                                       7840
Oracle                         COM              68389x105      812    27352 SH       SOLE                                      27352
Overstock                      COM              690370101     4092   592161 SH       SOLE                                     592161
Pall Corp.                     COM              696429307     9033   164800 SH       SOLE                                     164800
Peabody Energy Corp            COM              704549104      562    22925 SH       SOLE                                      22925
Peoples United Financial       COM              712704105    12607  1085900 SH       SOLE                                    1085900
PepsiCo Inc.                   COM              713448108     1794    25390 SH       SOLE                                      25390
Pfizer Inc.                    COM              717081103      900    39150 SH       SOLE                                      39150
Philip Morris Intl             COM              718172109     6038    69197 SH       SOLE                                      69197
Procter & Gamble Co.           COM              742718109     9579   156392 SH       SOLE                                     156392
Regions Financial Corp.        COM              7591ep100      397    58824 SH       SOLE                                      58824
Republic Services Inc.         COM              760759100     5579   210838 SH       SOLE                                     210838
Roche Holdings                 COM              771195104     1911    44226 SH       SOLE                                      44226
SPDR Utilities Select          COM              81369Y886      763    20629 SH       SOLE                                      20629
Schlumberger Ltd.              COM              806857108     7167   110416 SH       SOLE                                     110416
Scripps Networks Interactive,  COM              811065101     1936    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     1630    46183 SH       SOLE                                      46183
Sigma Aldrich Corp.            COM              826552101      296     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      517    21338 SH       SOLE                                      21338
Syntroleum                     COM              871630109      742  1099109 SH       SOLE                                    1099109
Sysco Corp.                    COM              871829107     7029   235803 SH       SOLE                                     235803
TJX Companies, Inc.            COM              872540109      859    20000 SH       SOLE                                      20000
Target Corporation             COM              87612e106     1366    23478 SH       SOLE                                      23478
Tejon Ranch Co.                COM              879080109      315    11000 SH       SOLE                                      11000
Tidewater Inc.                 COM              886423102     6284   135538 SH       SOLE                                     135538
Travelers Inc.                 COM              89417e109      980    15346 SH       SOLE                                      15346
US Bancorp                     COM              902973304      507    15750 SH       SOLE                                      15750
United Parcel Svc. Inc. CL B   COM              911312106     5029    63851 SH       SOLE                                      63851
United Technologies            COM              913017109     6707    88799 SH       SOLE                                      88799
UnitedHealth Group             COM              91324p102     2563    43816 SH       SOLE                                      43816
Vanguard Emerging Markets ETF  COM              922042858     1776    44476 SH       SOLE                                      44476
Vanguard Large-Cap Exchanged T COM              922908637      279     4485 SH       SOLE                                       4485
Vanguard Mid-Cap Exchange Trad COM              922908629      245     3179 SH       SOLE                                       3179
Vanguard Small-Cap VIPERs      COM              922908751      374     4920 SH       SOLE                                       4920
Verizon Communications         COM              92343v104     2020    45453 SH       SOLE                                      45453
Vodafone Group PLC ADS         COM              92857w209     6362   225769 SH       SOLE                                     225769
Vulcan Materials               COM              929160109      548    13800 SH       SOLE                                      13800
Wal-Mart Stores Inc.           COM              931142103     7874   112938 SH       SOLE                                     112938
Walt Disney Co.                COM              254687106     6194   127717 SH       SOLE                                     127717
Washington Post Co.            COM              939640108      908     2429 SH       SOLE                                       2429
Wells Fargo & Co.              COM              949746101     1537    45955 SH       SOLE                                      45955
Western Union                  COM              959802109     1099    65272 SH       SOLE                                      65272
White Mountain Ins             COM              G9618E107     2692     5159 SH       SOLE                                       5159
Yamana Gold                    COM              98462Y100      154    10000 SH       SOLE                                      10000
iShares FTSE China 25 Index Fu COM              464287184     1998    59350 SH       SOLE                                      59350
iShares MSCI EAFE Index Fund   COM              464287465      207     4150 SH       SOLE                                       4150
iShares MSCI Emerging Markets  COM              464287234     1235    31546 SH       SOLE                                      31546
iShares MSCI Pacific Rim       COM              464286665     1738    42646 SH       SOLE                                      42646
iShares Russell 1000 Index ETF COM              464287622      338     4495 SH       SOLE                                       4495
iShares Russell Mid-Cap Index  COM              464287499      231     2194 SH       SOLE                                       2194
iShares S&P SmallCap 600 Index COM              464287804     2932    40020 SH       SOLE                                      40020
Natl Healthcare Cv Prf         PFD CV           635906209      487    33125 SH       SOLE                                      33125